Discontinued operations (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues	$ 184,665	$ 140,865	$ 108,374
Expenses
Voyage expenses	10,698	6,301	2,930
Vessel operating expenses	41,199	33,745	26,632
General and administrative expenses	8,662	7,195	5,502
Vessel depreciation and amortization	46,935	41,405	29,261
Interest expense and finance cost	20,129	16,741	17,036
Other income	247	(135)	1,325
Net loss from discontinued operations	$ 0	$ 0	(146,876)
Discontinued Operations [Member]
Revenues			46,172
Expenses
Voyage expenses			12,655
Vessel operating expenses			15,506
General and administrative expenses			2,564
Vessel depreciation and amortization			9,630
Impairment of vessels			149,578
Interest expense and finance cost			3,174
Other income			(59)
Net loss from discontinued operations			$ (146,876)